Subsidiary Stock (Details) (USD $) In Millions, except Per Share data, unless otherwise specified			2 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2009 Cachagua Purchase Of Gener Shares [Member]	Dec. 31, 2011 IPL Subsidiary [Member]	Dec. 31, 2011 DPL Subsidiary [Member]
Temporary Equity [Line Items]
Temporary Equity Carrying Amount	$ 78	$ 60		$ 60	$ 18
Temporary Equity Annual Dividend Requirement				3	1
Temporary Equity Minimum Redemption Price Per Share				$ 100	$ 101
Temporary Equity Maximum Redemption Price Per Share				$ 118	$ 103
Subsidiary, Sale of Stock [Line Items]
Consideration paid			$ 175
Ownership percentage - after transaction			70.60%